LVIP Global Income Fund
Schedule of Investments
September 30, 2022 (unaudited)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–4.99%
Germany–1.15%
Deutsche Bahn Finance GMBH 1.38% 3/3/34	EUR	6,272,000	$ 4,776,060
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	1,770,849
			6,546,909
Italy–0.45%
Enel Finance International NV 0.88% 6/17/36	EUR	4,400,000	2,541,813
			2,541,813
Japan–0.99%
Sumitomo Mitsui Trust Bank Ltd. 0.01% 10/15/27	EUR	6,811,000	5,673,559
			5,673,559
Norway–0.87%
Equinor ASA 1.63% 2/17/35	EUR	6,479,000	4,982,276
			4,982,276
South Africa–0.00%
@K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	53
			53
Sweden–0.96%
Svenska Handelsbanken AB 0.05% 9/6/28	EUR	6,949,000	5,512,040
			5,512,040
United States–0.57%
Sanchez Energy Corp. 7.75% 6/15/21		150,000	750
μWells Fargo & Co. 1.74% 5/4/30	EUR	3,971,000	3,258,353
			3,259,103
Total Corporate Bonds (Cost $36,179,401)			28,515,753
LOAN AGREEMENT–0.02%
=Onsite Rental Group Pty. Ltd. 6.10% 10/26/23		121,112	114,304
Total Loan Agreement (Cost $121,000)			114,304
ΔSOVEREIGN BONDS–51.84%
Australia–1.94%
Australia Government Bonds
0.25% 11/21/25	AUD	1,500,000	865,065
1.25% 5/21/32	AUD	4,400,000	2,221,625
1.75% 6/21/51	AUD	500,000	194,244
3.00% 3/21/47	AUD	3,600,000	1,903,474
3.25% 4/21/25	AUD	6,000,000	3,811,503
4.75% 4/21/27	AUD	3,100,000	2,071,777
			11,067,688
Austria–0.81%
Austria Government Bonds 6.25% 7/15/27	EUR	4,000,000	4,605,718
			4,605,718
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Belgium–1.03%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	$ 737,240
0.40% 6/22/40	EUR	8,250,000	5,130,324
			5,867,564
Canada–1.99%
Canada Government Bonds
0.50% 12/1/30	CAD	7,494,000	4,376,201
1.00% 6/1/27	CAD	10,465,000	6,828,512
3.50% 12/1/45	CAD	200,000	152,383
			11,357,096
Chile–0.58%
Chile Government International Bond
0.56% 1/21/29	EUR	718,000	552,386
0.83% 7/2/31	EUR	2,880,000	2,080,189
1.88% 5/27/30	EUR	848,000	689,798
			3,322,373
China–3.99%
China Government Bonds
2.68% 5/21/30	CNY	40,500,000	5,679,864
2.85% 6/4/27	CNY	109,000,000	15,574,767
3.81% 9/14/50	CNY	10,000,000	1,554,419
			22,809,050
Finland–0.54%
Finland Government Bonds 0.50% 9/15/27	EUR	3,459,000	3,094,725
			3,094,725
France–3.41%
French Republic Government Bonds O.A.T.
0.50% 5/25/25	EUR	3,600,000	3,391,146
0.50% 6/25/44	EUR	2,600,000	1,550,741
0.75% 5/25/52	EUR	2,600,000	1,444,244
1.25% 5/25/36	EUR	3,000,000	2,384,350
1.25% 5/25/36	EUR	2,250,000	1,788,263
1.50% 5/25/31	EUR	9,826,297	8,914,712
			19,473,456
Germany–1.60%
Bundesrepublik Deutschland Bundesanleihe
1.25% 8/15/48	EUR	1,650,000	1,348,231
2.50% 7/4/44	EUR	2,722,000	2,831,786
4.00% 1/4/37	EUR	4,150,000	4,947,474
			9,127,491
Italy–5.23%
Italy Buoni Poliennali Del Tesoro
1.45% 5/15/25	EUR	8,500,000	7,958,222
1.80% 3/1/41	EUR	2,950,000	1,928,106
2.00% 2/1/28	EUR	10,000,000	8,966,665
2.95% 9/1/38	EUR	10,500,000	8,505,106
4.75% 9/1/44	EUR	2,500,000	2,546,849
			29,904,948
Japan–11.09%
Japan Government 10 yr Bond
0.10% 3/20/28	JPY	1,081,900,000	7,471,785
0.60% 6/20/24	JPY	906,800,000	6,335,696
LVIP Global Income Fund–1

LVIP Global Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government 20 yr Bond
0.20% 6/20/36	JPY	850,000,000	$ 5,539,829
0.60% 12/20/37	JPY	1,194,700,000	8,080,425
1.50% 3/20/34	JPY	1,200,000,000	9,258,316
1.60% 6/20/30	JPY	300,000,000	2,285,912
1.90% 6/20/25	JPY	300,000,000	2,181,856
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	2,165,000,000	12,250,732
1.70% 9/20/44	JPY	1,200,000,000	9,253,589
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	717,619
			63,375,759
Malaysia–0.96%
Malaysia Government Bonds
3.76% 5/22/40	MYR	2,000,000	373,070
3.90% 11/30/26	MYR	6,000,000	1,287,238
3.90% 11/16/27	MYR	2,750,000	587,446
4.18% 7/15/24	MYR	6,000,000	1,305,172
4.25% 5/31/35	MYR	5,250,000	1,070,177
4.25% 5/31/35	MYR	4,300,000	876,526
			5,499,629
Mexico–5.07%
Mexican Bonos
7.50% 6/3/27	MXN	138,000,000	6,273,606
7.75% 5/29/31	MXN	86,450,000	3,809,561
7.75% 11/13/42	MXN	95,000,000	3,911,842
8.00% 11/7/47	MXN	175,000,000	7,327,155
Mexico Bonos 7.75% 11/23/34	MXN	179,000,000	7,662,528
			28,984,692
Netherlands–0.83%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,352,228
2.75% 1/15/47	EUR	3,300,000	3,410,785
			4,763,013
New Zealand–1.85%
New Zealand Government Bonds
2.00% 5/15/32	NZD	10,500,000	4,814,003
4.50% 4/15/27	NZD	10,200,000	5,766,771
			10,580,774
Norway–3.72%
Kommunalbanken AS 0.05% 10/24/29	EUR	6,579,000	5,230,285
Norway Government Bonds
1.25% 9/17/31	NOK	133,060,000	10,288,214
2.13% 5/18/32	NOK	68,763,000	5,710,831
			21,229,330
Republic of Korea–1.99%
Korea Treasury Bond 1.25% 12/10/22	KRW	16,300,000,000	11,359,360
			11,359,360
Singapore–3.43%
Singapore Government Bonds
2.38% 6/1/25	SGD	7,700,000	5,213,751
2.88% 7/1/29	SGD	1,000,000	668,755
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Singapore (continued)
Singapore Government Bonds (continued)
2.88% 9/1/30	SGD	20,600,000	$ 13,690,305
			19,572,811
United Kingdom–1.78%
United Kingdom Gilt
0.13% 1/31/24	GBP	600,000	634,563
0.38% 10/22/30	GBP	800,000	664,294
1.25% 7/31/51	GBP	3,100,000	1,930,750
4.25% 12/7/27	GBP	4,250,000	4,708,893
4.50% 9/7/34	GBP	1,954,632	2,246,979
			10,185,479
Total Sovereign Bonds (Cost $376,416,444)			296,180,956
SUPRANATIONAL BANKS–3.44%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	9,114,551
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	10,510,684
Total Supranational Banks (Cost $25,110,970)			19,625,235
U.S. TREASURY OBLIGATIONS–37.55%
U.S. Treasury Bonds
1.13% 8/15/40		10,200,000	6,318,422
2.25% 5/15/41		12,000,000	9,071,719
2.50% 2/15/46		7,900,000	5,998,137
2.75% 8/15/42		10,000,000	8,123,437
3.13% 8/15/44		5,000,000	4,272,461
3.63% 8/15/43		8,000,000	7,459,688
4.50% 5/15/38		7,300,000	7,864,895
5.38% 2/15/31		14,500,000	16,025,898
U.S. Treasury Notes
0.13% 8/15/23		2,550,000	2,460,352
0.13% 2/15/24		1,550,000	1,464,084
0.88% 11/15/30		9,000,000	7,169,766
1.13% 2/28/25		7,570,000	7,030,046
1.13% 2/15/31		8,000,000	6,477,812
1.25% 11/30/26		4,230,000	3,764,204
1.25% 8/15/31		27,000,000	21,820,430
1.38% 6/30/23		3,400,000	3,331,602
1.63% 2/15/26		22,000,000	20,203,047
2.00% 2/15/25		930,000	882,483
2.00% 8/15/25		19,500,000	18,317,812
2.13% 7/31/24		1,500,000	1,443,105
2.13% 5/15/25		1,100,000	1,041,949
2.50% 5/15/24		18,500,000	17,969,570
2.75% 2/28/25		15,900,000	15,346,605
2.75% 2/15/28		22,100,000	20,695,441
Total U.S. Treasury Obligations (Cost $240,516,580)			214,552,965

	Number of Shares
COMMON STOCK–0.02%
†Fieldwood Energy, Inc.	900	110,100
=†Holdco Class A	1,232,692	0

LVIP Global Income Fund–2

LVIP Global Income Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
=†K2016470219 South Africa Ltd.	7,273	$ 0
Total Common Stock (Cost $106,326)		110,100
MONEY MARKET FUND–0.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	4,359,399	4,359,399
Total Money Market Fund (Cost $4,359,399)		4,359,399

TOTAL INVESTMENTS–98.62% (Cost $682,810,120)	563,458,712
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.38%	7,906,864
NET ASSETS APPLICABLE TO 65,281,984 SHARES OUTSTANDING –100.00%	$571,365,576

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
LVIP Global Income Fund–3

LVIP Global Income Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(9,031,500)	USD	6,277,118	10/31/22	$497,952	$—
SSB	AUD	353,000	USD	(236,104)	10/31/22	—	(10,223)
SSB	CAD	(16,165,000)	USD	12,564,052	10/31/22	862,774	—
SSB	CAD	404,000	USD	(313,041)	10/31/22	—	(20,600)
SSB	CHF	17,677,500	USD	(18,481,056)	10/31/22	—	(516,409)
SSB	CNY	(163,311,500)	USD	24,182,836	10/31/22	1,224,868	—
SSB	EUR	(30,526,500)	USD	31,273,972	10/31/22	1,292,642	—
SSB	EUR	13,520,000	USD	(13,498,976)	10/31/22	—	(220,429)
SSB	GBP	1,975,500	USD	(2,367,203)	10/31/22	—	(159,978)
SSB	GBP	(5,207,000)	USD	6,279,654	10/31/22	461,873	—
SSB	GBP	(269,000)	USD	293,451	10/31/22	—	(7,103)
SSB	GBP	292,000	USD	(314,613)	10/31/22	11,639	—
SSB	HUF	4,820,155,500	USD	(12,007,612)	10/28/22	—	(935,542)
SSB	HUF	(2,311,487,500)	USD	5,841,515	10/28/22	531,945	—
SSB	JPY	5,175,178,000	USD	(39,013,814)	10/31/22	—	(3,153,498)
SSB	MXN	(640,019,500)	USD	30,714,109	10/31/22	—	(883,989)
SSB	MXN	23,162,000	USD	(1,145,796)	10/31/22	—	(2,275)
SSB	MXN	29,001,500	USD	(1,418,482)	10/31/22	13,337	—
SSB	MXN	(6,173,000)	USD	304,827	10/31/22	63	—
SSB	NOK	(185,803,000)	USD	18,861,751	10/31/22	1,793,995	—
SSB	NOK	11,467,500	USD	(1,160,480)	10/31/22	—	(107,082)
SSB	NZD	(10,096,000)	USD	6,353,009	10/31/22	702,348	—
SSB	NZD	487,500	USD	(292,238)	10/31/22	—	(19,387)
SSB	PLN	56,947,000	USD	(12,031,853)	10/31/22	—	(601,362)
SSB	PLN	(27,645,000)	USD	5,743,222	10/31/22	194,275	—
SSB	SGD	(29,902,000)	USD	21,532,649	10/31/22	707,281	—
SSB	SGD	1,036,000	USD	(744,836)	10/31/22	—	(23,309)
SSB	SGD	300,500	USD	(208,177)	10/31/22	1,107	—
Total Foreign Currency Exchange Contracts						$8,296,099	$(6,661,186)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CHF–Swiss Franc
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
HUF–Hungarian Forint
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PLN–Polish Zloty
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Global Income Fund–4

LVIP Global Income Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Global Income Fund–5

LVIP Global Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$28,515,753	$—	$28,515,753
Loan Agreement	—	—	114,304	114,304
Sovereign Bonds	—	296,180,956	—	296,180,956
Supranational Banks	—	19,625,235	—	19,625,235
U.S. Treasury Obligations	—	214,552,965	—	214,552,965
Common Stock	—	110,100	—*	110,100
Money Market Fund	4,359,399	—	—	4,359,399
Total Investments	$4,359,399	$558,985,009	$114,304	$563,458,712
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$8,296,099	$—	$8,296,099
Liabilities:
Foreign Currency Exchange Contracts	$—	$(6,661,186)	$—	$(6,661,186)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP Global Income Fund–6